LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2024
LAND USE RIGHT, NET
Summary of land use right, net

	As of December 31,
	2023	2024
	RMB	RMB
Land use right	63,618	63,618
Less: accumulated amortization	(4,441)	(5,714)
Land use right, net	59,177	57,904

Schedule of estimated future amortization expense for land use rights

Years ending December 31,	RMB
2025	1,273
2026	1,273
2027	1,273
2028	1,273
2029	1,273
Thereafter	51,539
57,904